HELD-FOR-SALE	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
HELD-FOR-SALE	HELD-FOR-SALE
Assets and liabilities related to the business classified as HFS are separately reported in the Consolidated Balance Sheets beginning in the period in which the business is classified as HFS.

AB Bernstein Research Services
On November 22, 2022, AB and Société Générale, a leading European bank, announced plans to form a joint venture combining their respective cash equities and research businesses. The consummation of the joint venture is subject to customary closing conditions, including regulatory clearances. The closing is expected to occur before the end of 2023. Upon closing, AB will own a 49% interest in the joint venture and Société Générale will own a 51% interest in the joint venture, with an option to reach 100% ownership after five years. The assets and liabilities of AB's research services business recorded at fair value, less cost to sell have been classified as held-for-sale in our Consolidated Financial Statements. As a result of classifying these assets as held-for-sale, AB recognized a non-cash valuation adjustment of $7 million on the consolidated statement of income, to recognize the net carrying value at lower of cost or fair value, less estimated costs to sell.

The following table summarizes the assets and liabilities classified as held-for-sale as of December 31, 2022 on the Company’s consolidated balance sheet:

December 31,
2022 (1)
(in millions)
Cash and cash equivalents	$159
Broker-dealer related receivables	74
Trading securities, at fair value	25
Goodwill and other intangible assets ,net	175
Other assets (2)	129
Total assets held-for-sale	$562

Broker-dealer related payables	$33
Customers related payables	10
Other liabilities	65
Total liabilities held-for-sale	$108
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(1)    The assets and liabilities classified as held-for-sale are reported within our Investment Management & Research segment.
(2)    Other assets includes a valuation adjustment of $(7) million.
These assets and liabilities are reported under the Investment Management & Research segment. The Company has determined that AB’s exit from the research business did not represent a strategic shift that had a major effect on AB’s or the Company’s consolidated results of operations, and therefore, are not classified as discontinued operations.
Corporate Solutions Life Reinsurance Company
On October 27, 2020, Holdings entered into a Master Transaction Agreement with VIAC. See Note 1 of the Notes to these Consolidated Financial Statements for further information. As a result of the agreement, an estimated impairment loss of $15 million, net of income tax, was recorded for the year ended December 31, 2020 and is included in investment gains (losses), net in the consolidated statements of income (loss). The transaction closed on June 1, 2021 with a gain on sale, net of income tax, of less than $1 million. Accordingly, the Company recovered the impairment previously recorded, thus reflecting a gain of $15 million for the year ended December 31, 2021.